Borrowings	12 Months Ended
Oct. 31, 2020
Borrowings [Abstract]
Borrowings
18 Borrowings

	October 31, 2020	October 31, 2019
	$m	$m
Bank loan secured	4,733.2	4,775.0
Unamortized prepaid facility arrangement fees and original issue discounts	(92.9)	(104.3)
Carrying value	4,640.3	4,670.7

	October 31, 2020			October 31, 2019
	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total
Reported within:	$m	$m	$m	$m	$m	$m
Current liabilities	34.2	(12.8)	21.4	-	-	-
Non-current liabilities	4,699.0	(80.1)	4,618.9	4,775.0	(104.3)	4,670.7
	4,733.2	(92.9)	4,640.3	4,775.0	(104.3)	4,670.7

The carrying value for borrowings are stated after deducting unamortized prepaid facility fees and original issue discounts. Facility arrangement costs and original issue discounts are amortized between three and six years. The remaining unamortized fees of $92.9 million have a remaining period of amortization of three years. Long-term borrowings with a drawn value of $4,733.2 million before unamortized prepaid facility fees, have a fair value estimate of $4,535.1 million based on trading prices as at October 31, 2020 (2019: $4,686.0 million).

Short-term borrowing of $34.2 million represents capital repayments falling due on the group borrowings within the one year less unamortized prepaid facility arrangement fees and original issue discounts of $12.8 million.

On May 29, 2020, the Group announced that it had successfully priced and allocated a €600.0 million and a $650 million senior secured term loan. The new five-year facilities, along with $143.0 million of existing cash reserves, were used by the Group to fully refinance its existing senior secured term loan B due November 2021 and pay associated fees and expenses.

Prepaid facility fees of $12.2 million, which were still to be amortized, in relation to the senior secured term loan B due November 2021 were fully expensed in June 2020 with the cost recorded within finance costs in the Consolidated statement of comprehensive income. Fees of $44.0 million relating to the new senior secured term loans were capitalized in June 2020.

On September 3, 2020, the Group announced that it had successfully extended its revolving credit facility and reduced the size from $500.0 million to $350.0 million.  The Group also confirmed that it had repaid the $175.0 million previously drawn during the year as a precautionary measure in response to the COVID-19 outbreak, resulting in a balance outstanding of $nil. These actions resulted in a reduction in the Group’s gross debt and the borrowing costs associated with the revolving credit facility. The remaining prepaid facility fees of $4.5 million to be amortized were expensed in the period and new fees of $1.8 million were capitalized for the new arrangement.

Following these refinancing activities, the Group’s earliest debt maturity is in June 2024.

The following facilities were drawn as at October 31, 2020:

•
The €600 million (equivalent to $700.3 million) senior secured five-year term loan B-1 issued by MA FinanceCo., LLC, maturing in June 2025, is priced at EURIBOR plus 4.5% (subject to a EURIBOR floor of 0.00%) with an original issue discount of 3.0%;

•
The $368.2 million senior secured seven-year term loan B-3 issued by MA FinanceCo., LLC, maturing in June 2024, is priced at LIBOR plus 2.75% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%;

•
The $650.0 million senior secured five-year term loan B-4 issued by MA FinanceCo., LLC, maturing in June 2025, is priced at LIBOR plus 4.25% (subject to a LIBOR floor of 1.00%) with an original issue discount of 2.5%;

•
The $2,486.3 million senior secured seven-year term loan B issued by Seattle SpinCo, Inc. , maturing in June 2024, is priced at LIBOR plus 2.75% (subject to a LIBOR floor of 0.00%) with an original issue discount of 0.25%; and

•
The €452.8 million (equivalent to $528.4 million) senior secured seven-year term loan B issued by MA FinanceCo., LLC, maturing in June 2024, is priced at EURIBOR plus 3.00% (subject to a EURIBOR floor of 0.00%) with an original issue discount of 0.25%.

The following facilities were undrawn at October 31, 2020:

•
A senior secured revolving credit facility of $350.0 million ($nil drawn), (“Revolving Facility”), with an interest rate of 3.50% above LIBOR on amounts drawn (and 0.5% on amounts undrawn) thereunder (subject to a LIBOR floor of 0.00%).

At October 31, 2020, $nil of the Revolving Facility was drawn (October 31, 2019: $nil), together with $4,733.2 million of term loans giving gross debt of $4,733.2 million drawn.

There are no financial covenants on the Group’s term loan borrowing facilities. The Revolving Facility is subject to a single financial covenant, being an aggregate net leverage covenant only in circumstances where more than 35% of the Revolving Facility is outstanding at a fiscal quarter end. Throughout the year the applicable covenant threshold was 4.35x, however no test was applicable at October 31, 2020 or any previous test date, as the facility was not drawn in excess of the 35% threshold. This covenant is not expected to inhibit the Group’s future operations or funding plans.

The Group’s borrowing arrangements include annual repayments of 1% of the initial par value for the B-3, Seattle Spinco and Euro term B loans and 2.5% of the initial par value for the B-1 and B4 loans with the amount paid in four equal quarterly instalments and then a final balloon payment on maturity. In addition, the borrowing arrangements require additional debt repayments where the Group’s net leverage exceeds 3.00x, when 25% of excess cash flow for the prior year is required to be paid, and 3.30x, when 50% of excess cash flow for the prior year is required to be paid.

The movements on the Group loans in the year were as follows:

	term loan B-1 EUR	term loan B-2 USD	term loan B-3 USD	term loan B-4 USD	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	-	1,503.8	382.1	-	2,580.5	530.5	-	4,996.9
Repayments	-	(89.1)	(13.9)	-	(94.2)	(15.4)	-	(212.6)
Foreign exchange	-	-	-	-	-	(9.3)	-	(9.3)
At October 31, 2019	-	1,414.7	368.2	-	2,486.3	505.8	-	4,775.0

At November 1, 2019	-	1,414.7	368.2	-	2,486.3	505.8	-	4,775.0
Draw downs	665.8	-	-	650.0	-	-	175.0	1,490.8
Repayments	-	(1,414.7)	-	-	-	-	(175.0)	(1,589.7)
Foreign exchange	34.5	-	-	-	-	22.6	-	57.1
At October 31, 2020	700.3	-	368.2	650.0	2,486.3	528.4	-	4,733.2

Maturity of borrowings
The maturity profile of the anticipated future cash flows including interest in relation to the Group’s borrowings on an undiscounted basis, which therefore, differs from both the carrying value and fair value, is as follows:
As at October 31, 2020:

	term loan B-1 EUR	term loan B-3 USD	term loan B-4 USD	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m	$m
Within one year	49.0	11.0	50.3	74.6	16.9	1.8	203.6
In one to two years	52.6	12.4	53.5	82.7	21.5	1.5	224.2
In two to three years	47.4	14.6	48.6	98.4	21.3	-	230.3
In three to four years	46.6	369.7	47.8	2,496.5	527.1	-	3,487.7
In four to five years	642.8	-	599.2	-	-	-	1,242.0
At October 31, 2020	838.4	407.7	799.4	2,752.2	586.8	3.3	5,387.8

	Less than 1 year	1-3 years	3-5 years	Total
	$m	$m	$m	$m
Debt principal repayment	34.2	128.2	4,570.8	4,733.2
Interest payment on debt	169.4	326.3	158.9	654.6
At October 31, 2020	203.6	454.5	4,729.7	5,387.8

As at October 31, 2019:

	term loan B-2	term loan B-3	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
Within one year	61.6	17.0	114.6	14.1	1.9	209.2
In one to two years	61.5	16.9	114.3	14.6	1.9	209.2
In two to three years	1,419.8	18.5	124.1	19.3	1.6	1,583.3
In three to four years	-	20.6	139.4	19.1	-	179.1
In four to five years	-	373.5	2,522.6	503.6	-	3,399.7
At October 31, 2019	1,542.9	446.5	3,015.0	570.7	5.4	5,580.5

	Less than 1 year	1-3 years	3-5 years	Total
	$m	$m	$m	$m
Debt principal repayment	-	1,431.7	3,343.3	4,775.0
Interest payment on debt	209.2	360.8	235.5	805.5
At October 31, 2019	209.2	1,792.5	3,578.8	5,580.5

Assets pledged as collateral
An all assets security has been granted in the US and England & Wales by certain members of the Micro Focus Group organized in such jurisdictions, including security over intellectual property rights and shareholdings of such members of the Micro Focus Group.